FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of fair Value of Derivative Contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 1	2 0 2 0	2 0 2 1	2 0 2 0
Derivatives designated as hedging instruments in cash flow hedge	249	644	-	-

Schedule of Loss (gain) on derivative instruments
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Loss (gain) on derivative instruments	$453	$796	$33